Cover	Jan. 06, 2026
Cover [Abstract]
Entity Registrant Name	ASP Isotopes Inc.
Entity Central Index Key	0001921865
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Jan. 06, 2026
Entity Ex Transition Period	false
Entity File Number	001-41555
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	2200 Ross Avenue
Entity Address Address Line 2	Suite 4575E
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	214
Local Phone Number	432-8219
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ASPI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On January 7, 2026, ASP Isotopes Inc. (the “Company” or “ASP Isotopes”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Closing Form 8-K”) reporting the completion, on January 6, 2026, of the previously announced acquisition (the “Transaction”) contemplated by the firm intention letter agreement, dated May 20, 2025, by and between ASP Isotopes and Renergen Limited, a public company incorporated under the laws of the Republic of South Africa focused on production of liquefied helium (LHe) and liquefied natural gas (LNG) (“Renergen”), pursuant to which, subject to the terms and conditions thereof, ASP Isotopes acquired all of the issued ordinary shares of Renergen in exchange for shares of ASP Isotopes common stock through the implementation of a scheme of arrangement in accordance with Sections 114 and 115 of the South African Companies Act, No. 71 of 2008. As a result of the Transaction, Renergen became a direct, wholly owned subsidiary of the Company. At the time of the filing of the Closing Form 8-K, the Company stated that it intended to file the required financial statements and pro forma financial information associated with the Transaction within 71 days from the date that such Closing Form 8-K was required to be filed. By this Amendment No. 1 to the Closing Form 8-K (“Form 8-K/A”), the Company is amending and restating Item 9.01 thereof to include the required financial statements and pro forma financial information, which are filed as exhibits hereto and are incorporated herein by reference. The unaudited pro forma combined condensed financial statements included in this Form 8-K/A have been presented for informational purposes only, as required by Form 8-K, do not purport to represent the actual results of operations that the Company and Renergen would have achieved had the companies been combined during the periods presented in the pro forma financial statements, and are not intended to project the future results of operations that the combined company may achieve after the Transaction. Except as described above, all other information in the Closing Form 8-K remains unchanged.